SIGNIFICANT ACCOUNTING POLICIES (Redeemable Non-Controlling Interest) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning of the year				$ 16,481
Assuming the non controlling interest due to acquisition		7,269
Net income attributable to non-controlling interest		404		163
Dividend paid	[1]			(978)
Adjustment to redemption value				(203)
Foreign currency translation adjustments		28		(931)
Adjustment to Call option value	[2]			5,587
Call option exercise	[2]			20,119
Redeemable non-controlling interest-end of the year		$ 7,701
Canadian Quartz Holdings Inc. [Member]
Noncontrolling Interest [Line Items]
Equity interest held by CIOT		45.00%

[1]	In 2018 dividend payment was made by Company’s subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.
[2]	See also Note 1e.